Loans (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Contract	Dec. 31, 2011 Contract
Commercial Mortgage [Member]
Summary of Troubled Debt Restructurings
Number of contracts	8	2
Pre-Modification Outstanding Recorded Investment	$ 6,244	$ 4,484
Post-Modification Outstanding Recorded Investment	6,244	4,484
Subsequently Defaulted [Member]
Summary of Troubled Debt Restructurings
Number of contracts
Pre-Modification Outstanding Recorded Investment
Post-Modification Outstanding Recorded Investment